Debt, Total Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt [Abstract]
Long-term debt	$ 265,247	$ 246,240
Less: Deferred finance fees	(5,989)	(4,279)
Less: Debt discount relating to Vessel fair value participation liability	0	(1,463)
Total long-term debt net of deferred finance fees and debt discounts	259,258	240,498
Presented [Abstract]
Current portion of long-term debt	14,202	12,418
Long-term debt	$ 245,056	228,080
Cargill Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Marina Del Rey
Long-term debt	$ 0	23,094
1st CMBFL Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Julius Caesar and M/T Legio X Equestris
Long-term debt	$ 120,764	98,552
1st AVIC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Oceano CA
Long-term debt	$ 40,066	42,777
2nd AVIC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco West Coast
Long-term debt	$ 38,617	40,817
Huarong Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Malibu
Long-term debt	$ 38,800	41,000
2nd CMBFL Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Marina Del Rey
Long-term debt	$ 27,000	$ 0